Subsequent Events	6 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

4. SUBSEQUENT EVENTS

The Company has evaluated events and transactions occurring subsequent to the statement of financial condition date of December 31, 2014, for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation identified the following subsequent event that warranted disclosure in these consolidated financial statements:

On January 21, 2015, the Bank changed its name from Kearny Federal Savings Bank to Kearny Bank.

The evaluation was conducted through the date this document was filed.